Segment and geographic information (Tables)	12 Months Ended
Jun. 30, 2023
Segment and geographic information
Schedule of reconciliation of segment EBITDA to consolidated net income

	June 30, 2021 (restated)*
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	602,871	9,225	612,096	—	612,096
Segment EBITDA	65,541	1,670	67,211	(91,140)	(23,929)
Depreciation and amortization					(8,232)
Finance income (costs), net					15,091
Income tax expense					(15,534)
Net income					(32,604)
(1)

Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €6,984 thousand related to IPO preparation and transaction costs and share-based compensation of €72,073 thousand during the year ended June 30, 2021.

	June 30, 2022 (restated)*
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	674,484	15,266	689,750	—	689,750
Segment EBITDA	82,319	4,229	86,548	(72,626)	13,922
Depreciation and amortization					(9,088)
Finance income (costs), net					(998)
Income tax expense					(11,734)
Net income					(7,898)
(1)	Reconciliation relates to corporate administrative expenses of €17,830 thousand, which have not been allocated to the online operations or the retail stores, as well as €2,493 thousand related to Other transaction-related, certain legal and other expenses and share-based compensation of €52,303 thousand during the year ended June 30, 2022.

	June 30, 2023
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	753,918	14,704	768,621	—	768,621
Segment EBITDA	51,205	5,109	56,314	(50,724)	5,590
Depreciation and amortization					(11,653)
Finance income (costs), net					(2,460)
Income tax expense					(6,597)
Net income					(15,120)
(1)

During the fiscal year ended June 30, 2023, there were €15,500 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €5,446 thousand related to Other transaction-related, certain legal and other expenses and Share-based compensation expenses totaling €30,021 thousand.